Income taxes - Expiry years of net operating loss carryforwards (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Expiry years of net operating loss carryforwards [Line items]
Net operating loss carryforwards	€ 5,827	€ 5,830
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	3,351	1,170
2017 [Member]
Expiry years of net operating loss carryforwards [Line items]
Net operating loss carryforwards	0	14
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	0	0
2018 [Member]
Expiry years of net operating loss carryforwards [Line items]
Net operating loss carryforwards	3	4
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	3	3
2019 [Member]
Expiry years of net operating loss carryforwards [Line items]
Net operating loss carryforwards	5	58
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	2	10
2020 [Member]
Expiry years of net operating loss carryforwards [Line items]
Net operating loss carryforwards	15	137
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	6	21
2021 [Member]
Expiry years of net operating loss carryforwards [Line items]
Net operating loss carryforwards	14	37
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	2	3
2022 [Member]
Expiry years of net operating loss carryforwards [Line items]
Net operating loss carryforwards	1,843	0
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	1,809	0
Later than five years [Member]
Expiry years of net operating loss carryforwards [Line items]
Net operating loss carryforwards	2,134	3,503
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	410	14
Unlimited [Member]
Expiry years of net operating loss carryforwards [Line items]
Net operating loss carryforwards	1,812	2,077
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	€ 1,118	€ 1,118